STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 20, 2020
Balance (in Shares) at Feb. 20, 2020
Issuance of ordinary shares to Sponsor
Issuance of ordinary shares to Sponsor (in Shares)	1
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares)	(1)
Issuance of ordinary shares to Sponsor	$ 345	24,655		25,000
Issuance of ordinary shares to Sponsor (in Shares)	3,450,000
Net income (loss)			(6,276)	(6,276)
Balance at Dec. 31, 2020	$ 345	24,655	(6,276)	18,724
Balance (in Shares) at Dec. 31, 2020	3,450,000
Accretion of ordinary shares subject to redemption	$ 0	(24,665)	(9,474,606)	(9,499,261)
Balance (in Shares) at Mar. 31, 2021	3,450,000
Balance at Dec. 31, 2020	$ 345	24,655	(6,276)	18,724
Balance (in Shares) at Dec. 31, 2020	3,450,000
Net income (loss)				1,095,104
Balance (in Shares) at Jun. 30, 2021	3,450,000
Balance at Dec. 31, 2020	$ 345	24,655	(6,276)	18,724
Balance (in Shares) at Dec. 31, 2020	3,450,000
Accretion of ordinary shares subject to redemption		(24,655)	(9,474,606)	(9,499,261)
Net income (loss)			783,438	783,438
Balance at Dec. 31, 2021	$ 345	0	(8,697,444)	(8,697,099)
Balance (in Shares) at Dec. 31, 2021	3,450,000
Balance (in Shares) at Mar. 31, 2021	3,450,000
Net income (loss)				(233,749)
Balance (in Shares) at Jun. 30, 2021	3,450,000
Balance (in Shares) at Dec. 31, 2021	3,450,000
Accretion of ordinary shares subject to redemption			(1,035,000)	(1,035,000)
Balance (in Shares) at Mar. 31, 2022	3,450,000
Balance at Dec. 31, 2021	$ 345	$ 0	(8,697,444)	(8,697,099)
Balance (in Shares) at Dec. 31, 2021	3,450,000
Net income (loss)				754,903
Balance (in Shares) at Jun. 30, 2022	3,450,000
Balance (in Shares) at Mar. 31, 2022	3,450,000
Accretion of ordinary shares subject to redemption			$ (1,595,486)	(1,595,486)
Net income (loss)				$ 1,561,125
Balance (in Shares) at Jun. 30, 2022	3,450,000